STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Details Narrative
Common shares issued	745,000	8,135,141	4,312,500
Common shares issued for cash, shares	1,767,948	1,930,188	377,359
Common shares issued for cash, amount		$ 730,000	$ 100,000
Common shares issued for a debt reduction, shares		4,190,522
Common shares issued for a debt reduction, amount		$ 2,640,243
Common shares issued for services, shares		1,714,431	3,935,141
Common shares issued for services, amount		$ 616,888	$ 1,042,812
Stock option awards outstanding		97,500
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	34,186,572	19,662,809	27,797,950
Common stock, shares outstanding	34,186,572	19,662,809	27,797,950
Unregistered shares	208,333
Unregistered shares, Amount	$ 75,000